Financing Income and Expenses	12 Months Ended
Dec. 31, 2019
Disclosure of financing income and expenses [Abstract]
Financing Income and Expenses
Note 29 - Financing Income and Expenses

Composition

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Interest income from installment sale transactions	*	*	*
Net change in fair value of financial assets measured at fair value through profit or loss	14	12	36
Financing income from loans	-	3	11
Other	7	4	2
Financing income	21	19	49

Interest expenses and linkage expenses to CPI on long-term liabilities	(147)	(138)	(123)
Net change in fair value of derivatives	(8)	(7)	(12)
Discount amortization	(32)	(26)	(27)
Financing expenses of lease liabilities	-	-	(24)
Other	(9)	(19)	(7)
Financing expenses	(196)	(190)	(193)
Net financing expenses recognized in profit or loss	(175)	(171)	(144)

* Reclassified – see Note 2(F) regarding voluntary change in accounting policy